AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2000

                                                        REGISTRATION NO. 2-91269
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             NEW YORK PUT SERIES--1

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES
          INCORPORATED
       ONE NEW YORK PLAZA
       NEW YORK, NY 10292                                          DEAN WITTER REYNOLDS INC.
                                                                        TWO WORLD TRADE
                                                                      CENTER--59TH FLOOR
                                                                      NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.
      P.O. BOX 9051
PRINCETON, NJ 08543-9051                                  MICHAEL KOCHMANN
                                                          388 GREENWICH ST.
                                                         NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:              DOUGLAS LOWE, EQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 15, 2000.

Check box if it is proposed that this filing will become effective on July 21, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           NEW YORK PUT SERIES--1
                           (A UNIT INVESTMENT TRUST)
                           -  PRIMARILY INTERMEDIATE AND LONG TERM MUNICIPAL
                              BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated July 21, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 2000.

CONTENTS
                                       PAGE
                                       ----
Defined Portfolio--
  Risk/Return Summary................     3
What You Can Expect From Your
  Investment.........................     6
  Monthly Income.....................     6
  Return Figures.....................     6
  Records and Reports................     6
The Risks You Face...................     7
  Interest Rate Risk.................     7
  Call Risk..........................     7
  Reduced Diversification Risk.......     7
  Liquidity Risk.....................     7
  Collateral Related Risk............     7
  Concentration Risk.................     7
State Concentration Risk.............     8
  Litigation and Legislation Risks...     9
Selling or Exchanging Units..........     9
  Sponsors' Secondary Market.........     9
  Selling Units to the Trustee.......    10
  Exchange Option....................    10
How The Fund Works...................    11
  Pricing............................    11
  Evaluations........................    11
  Income.............................    11
  Placement Fee......................    11
  Expenses...........................    11
  Portfolio Changes..................    12
  Fund Termination...................    12
  Certificates.......................    12
  Trust Indenture....................    13
  Legal Opinion......................    13
  Auditors...........................    13
  Sponsors...........................    14
  Trustee............................    14
  Underwriters' and Sponsors'
    Profits..........................    14
  Public Distribution................    14
  Code of Ethics.....................    14
  Year 2000 Issues...................    15
Taxes................................    15
Supplemental Information.............    16
Financial Statements.................   D-1

--------------------------------------------------------------------------------

NEW YORK PUT SERIES PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT ARE THE FUND'S OBJECTIVES?
  -  The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of intermediate and long term municipal bonds with an estimated average life of about 13 years, issued by or on behalf of the State of New York or its local governments and authorities.

  - The Fund seeks to reduce fluctuations in the value of the bonds (and minimize the risk of losing money) through the repurchase commitments described below.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal industrial development revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airport, healthcare, housing and municipal utilities. Generally, payments on these bonds depend solely on the revenues generated by the project, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
  -  The Fund plans to hold to maturity 7
     collateralized tax-exempt municipal
     bonds with an aggregate face amount of
     $4,049,385.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The approximate percentage of the
     Portfolio backed by each Seller's
     repurchase commitments is:

    The Savings Bank of Utica
       (Utica, NY)                                                           59%
    The Dime Savings Bank of New York
       (Brooklyn, NY)                                                         1%
    Fleet Financial (Providence, RI)                                          2%
    The Binghamton Savings Bank
       (Binghamton, NY)                                                      38%

  -  The bonds were initially acquired from
     savings banks (the Sellers), which had
     held the bonds in their own portfolios.
  - Approximately 34% of the bonds are moral obligation bonds. Generally the agency or authority issuing the bonds has no taxing power, and repayment of these bonds is only a moral commitment, but not a legal obligation of the state or municipality.
  -  The fund is concentrated in refunded
     bonds.

The Portfolio contains municipal bonds of the following types:

  -  General Obligation                        2%
  -  Hospital/Health Care                     29%
  -  Housing                                  35%
  -  Refunded Bonds                          23%
  -  Universities/Colleges                    11%

  -  Each Seller has agreed to repurchase on
     Annual Repurchase Dates any of the bonds sold by it to the Fund if:
     -- the Fund needs to sell bonds to meet
        redemptions of units;
     -- the issuer of a bond fails to make
        payments when due;
     -- the interest on a bond becomes taxable;
        and
     -- insolvency proceedings are commenced by or against the Seller, or it fails to meet its collateral requirements.

  - Each Seller has also agreed to repurchase its bonds on scheduled disposition dates.
  -  The collateral securing the Sellers'
     repurchase commitments may include:
     -- Ginnie Maes, Fannie Maes and Freddie
        Macs;
     -- mortgages;
     -- municipal obligations;
     -- corporate obligations;
     -- U.S. government securities; and
     -- cash.
  - You should rely on the collateral for the performance of the repurchase commitments rather than on the financial position of the Sellers.

 4.  WHAT ARE THE SIGNIFICANT RISKS?
     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a
     Seller's failure to meet its repurchase
     commitments can reduce the price of your units.
  -  Since the Fund is concentrated in
     hospital/health care and housing bonds,
     adverse developments in these sectors may affect the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund could receive early returns of
     principal if mortgages underlying some
     of the bonds are prepaid, if it becomes
     necessary to liquidate the collateral or if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.
  -  100% of the bonds are currently
     callable.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds backed by
     collateralized repurchase commitments.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 0.94
     Annual Income per unit:                        $11.34
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on
     new purchases                              none

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.01
     Trustee's Fee
                                                    $0.21
     Portfolio Supervision
     Bookeeping and Administrative
     Fees (including updating
     expenses)
                                                    $0.22
     Evaluator's Fee
                                                    $0.01
     Other
                                                    -----
                                                    $0.45
     TOTAL

The Sponsor historically paid updating expenses.

 7.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not
     managed and bonds are not sold because of market changes. Rather, experienced
     Defined Asset Funds financial analysts
     regularly review the bonds in the Fund.
     The Fund may sell a bond if certain
     adverse credit or other conditions exist.

 8.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $184.06
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This Program
     is an open-end mutual fund with a
     comparable investment objective. Income
     from this Program will generally be
     subject to state and local income taxes.
     FOR MORE COMPLETE INFORMATION ABOUT THE
     PROGRAM, INCLUDING CHARGES AND FEES, ASK
     THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on most exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $ 26,251- 63,550      $ 43,851-105,950     23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
  $132,601-288,350      $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

  $      0- 26,250       9.86      10.52
  $ 26,251- 63,550       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
  $132,601-288,350      13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

All the bonds in this Fund are currently callable by the issuer.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

COLLATERAL RELATED RISK

The Sponsors believe that the collateral is reasonably adequate to support the repurchase commitments without regard to the ability of the Sellers to meet these commitments.

You could have all or part of the principal amount of your investment returned early if insolvency proceedings are commenced by or against a Seller. In that case, the collateral agent will automatically foreclose on the collateral and, if necessary, liquidate it and use the proceeds to purchase bonds from the Fund. You would then receive your share of the proceeds.

The Sponsors have agreed that their sole recourse in the event a Seller fails to repurchase the bonds as agreed, including as a result of the Seller's insolvency, will be to exercise available remedies with respect to the collateral on deposit with the Fund. If the collateral is not enough to cover the costs resulting from the Seller's default, the Sponsors will be unable to pursue any deficiency judgment against the Seller.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Fund's concentration in hospital and health care bonds:
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Fund's concentration in housing bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are issued to provide financing for various housing projects. These bonds are payable primarily from the revenue derived from mortgage loans to housing projects for low to moderate income familities or notes secured by mortgages on residences. Repayment of these bonds is dependent upon, among other things:
  - occupany levels;
  - rental income;
  - the default rate on the underlying mortgage loans;
  - the ability of mortgage insurers to pay claims;
  - the continued availability of federal, state or local housing subsidiary programs;
  - economic conditions in local markets;
  - construction costs;
  - taxes;
  - utility costs;
  - the level of operating expenses; and
  - the managerial ability of project managers.

Housing bonds generally may be prepaid at any time. Therefore, their average life will ordinarily be less then their stated maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund with no sales fee. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

PLACEMENT FEE

The Sponsors receive a quarterly placement fee from each Seller equal to an annual percentage ranging from 0.487% to 0.75% of the outstanding principal amount of bonds sold by that Seller and held by the Fund.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typsesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are also now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into consideration in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

Our counsel is of the opinion that the Fund (and therefore the investors, as discussed below) will be treated as owning the bonds, notwithstanding the Sellers' repurchase commitments. However, because there are no regulations, published rulings or judicial decisions that characterize for federal income tax purposes repurchase commitments like the Sellers' with respect to the bonds, it is not certain that the IRS will agree with the conclusions of our counsel. Therefore, it is possible that the IRS may take actions that might result in the Fund (and therefore the investors) not being treated as owning the bonds for federal income tax purposes.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. While not free from doubt, the opinion of our counsel is that any capital gain or loss derived from the Fund will be short-term capital gain or loss regardless of the time that you have held your Units.

YOUR BASIS IN THE BONDS

You may be required to allocate a portion of your cost for your Units to the Sellers' repurchase commitment with respect to the bonds. When all or part of your pro rata portion of a bond is disposed of (and the commitment with respect to that bond simultaneously is disposed of, lapses or is exercised), both your basis in your pro rata portion of the bond and your basis in your pro rata portion of the commitment will be taken into account in determining your overall net income or loss from the disposition. In some cases, this overall net income or loss may consist of ordinary income attributable to market discount on the pro rata portion of the bond and of capital loss attributable to the commitment. The deductibility of capital losses is subject to limitations. You should consult your tax adviser in this regard.

If your basis for your pro rata portion of a bond (after giving effect to any required allocation to the commitment) exceeds the redemption price at maturity of that bond, you may be considered to have purchased your pro rata portion of the bond at a 'bond premium,' which must be amortized.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1


REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders

  of Defined Asset Funds - Municipal Investment Trust Fund,
  New York PUT Series - 1:


We have audited the accompanying statement of condition of Defined Asset Funds - Municipal Investment Trust Fund, New York PUT Series - 1, including the portfolio, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2000, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, New York PUT Series - 1 at March 31, 2000 and the results of its operations and changes in its net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 27, 2000

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

STATEMENT OF CONDITION
AS OF MARCH 31, 2000


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,746,579)(Note 1)......................                  $3,865,515
  Securities called for redemption
    (cost $4,991)(Note 5)..........................                       5,922
  Accrued interest receivable......................                      59,355
  Cash.............................................                      10,538
                                                                   -------------

              Total trust property.................                   3,941,330

LESS LIABILITY - Accrued expenses..................                      10,657
                                                                   -------------

NET ASSETS, REPRESENTED BY:
  24,194 units of fractional undivided
    interest outstanding (Note 3)..................   $3,899,305
  Undistributed net investment income..............       31,368
                                                    -------------
                                                                     $3,930,673

                                                                   =============
UNIT VALUE ($3,930,673/24,194 units)...............                     $162.46
                                                                   =============


                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

STATEMENTS OF OPERATIONS

                                                      Years Ended March 31,
                                                 2000         1999         1998
                                             -----------------------------------------
INVESTMENT INCOME:
  Interest income...........................    $295,581     $322,406      $353,538
  Trustee's fees and expenses...............     (13,951)     (13,631)      (13,896)
  Sponsors' fees............................      (3,448)      (2,770)       (2,374)
                                             -----------------------------------------
  Net investment income.....................     278,182      306,005       337,268
                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      32,193       29,176        13,919
  Unrealized depreciation of investments....     (53,866)     (16,564)       (2,599)
                                             -----------------------------------------

  Net realized and unrealized gain (loss)
    on investments..........................     (21,673)      12,612        11,320
                                             -----------------------------------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $256,509     $318,617      $348,588
                                             =========================================

                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Years Ended March 31,
                                                   2000         1999         1998
                                               -----------------------------------------
OPERATIONS:
  Net investment income.......................  $  278,182   $  306,005   $  337,268
  Realized gain on securities sold
    or redeemed...............................      32,193       29,176       13,919
  Unrealized depreciation of investments......     (53,866)     (16,564)      (2,599)
                                               -----------------------------------------
  Net increase in net assets resulting
    from operations...........................     256,509      318,617      348,588
                                               -----------------------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (288,159)    (316,216)    (422,427)
  Principal...................................    (417,588)    (535,897)    (207,101)
                                               -----------------------------------------
  Total distributions.........................    (705,747)    (852,113)    (629,528)
                                               -----------------------------------------
NET DECREASE IN NET ASSETS....................    (449,238)    (533,496)    (280,940)

NET ASSETS AT BEGINNING OF YEAR...............   4,379,911    4,913,407    5,194,347
                                               -----------------------------------------
NET ASSETS AT END OF YEAR.....................  $3,930,673   $4,379,911   $4,913,407
                                               =========================================
PER UNIT:
  Income distributions during year............      $11.91       $13.07       $17.46
                                               =========================================
  Principal distributions during year.........      $17.26       $22.15        $8.56
                                               =========================================
  Net asset value at end of year..............     $162.46      $181.03      $203.08
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........      24,194       24,194       24,194
                                               =========================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL


      Cost of 24,194 units at Date of Deposit.............   $23,547,386
      Redemptions of units - net cost of 1,041 units
        redeemed less redemption amounts..................       544,297
      Realized gain on securities sold or redeemed........       593,948
      Principal distributions.............................   (20,906,193)
      Unrealized appreciation of investments..............       119,867
                                                           --------------

      Net capital applicable to Holders...................   $ 3,899,305
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 2000, unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $119,867, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,751,570 at March 31, 2000.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1


NOTES TO FINANCIAL STATEMENTS

  5.  SECURITIES CALLED FOR REDEMPTION

      $5,922 face amount of South Glenns Falls Non-Profit Hsg. Corp.(Midtown Apts. Proj.) were called for redemption on April 1, 2000. Such securities are valued at the amount of the proceeds subsequently received.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

PORTFOLIO
AS OF MARCH 31, 2000

                                    Rating                                                   Optional
    Portfolio No. and Title of        of          Face                          Disposition  Redemption
            Securities(4)           Issues(1)     Amount  Coupon Maturities(3)   Dates(5)    Provisions(3)       Cost     Value(2)
            -------------           ---------     ------  ------ ------------- ------------- -------------       ----     --------
 THE SAVINGS BANK OF UTICA:

 1 Curtis Apts. Non-Profit Hsg. Corp.    NR    $1,207,954  7.250%     2020       04/1/19      Currently    $1,135,512   $1,135,597
   (Curtis Apts. Proj.)

 2 South Glenns Falls Non-Profit Hsg.    NR       914,578  6.500      2009       07/1/08      Currently       770,798      770,852
   Corp. (Midtown Apts. Proj.)

 3 New York State Hsg. Fin. Agy.,        BBB      200,000  6.400      2007       11/1/06      Currently       165,966      204,220
   Non-Profit Hsg. Proj., Ser. 1971 B

 FLEET FINANCIAL:

 4 New York State Gen. Oblig. Bonds      A        100,000  6.000      2002       12/15/01     12/15/01         83,055      103,207
                                                                                              @ 100.000

 DIME SAVINGS BANK:

 5 New York State Hsg. Fin. Agy.,        A(m)      50,000  7.000      2017       11/1/99      11/02/16         49,654       55,599
   Hosp. & Nrsng. Home Proj. Bonds,                                                           @ 100.000
   1972 Ser. A

 THE BINGHAMTON SAVINGS BANK:

 6 New York State Dorm. Auth., City      Aaa(m)   430,000  7.300      2006       07/1/05      07/01/05        431,290      455,680
   Univ. Comm. Coll. Rev. Bonds Ser. D                                                        @ 100.000

 7 New York State Medical Care           A(m)   1,105,000  7.400      2016       11/1/15      Currently     1,110,304    1,140,360
   Facilities Finance Agency, Hospital
   and Nursing Home Project, Revenue
   Bonds, 1979 Ser. A
                                             --------------                                             -------------- ------------
TOTAL                                          $4,007,532                                                  $3,746,579   $3,865,515
                                             ==============                                             ============== ============


                     See Notes to Portfolio.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
NEW YORK PUT SERIES - 1

NOTES TO PORTFOLIO
AS OF MARCH 31, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) Securities may be redeemed prior to maturity either by a partial scheduled redemption pursuant to a sinking fund or by a refunding redemption pursuant to which, at the option of the issuer, all or part of the issue can be retired from any available funds, at prices which may or may not include a premium.

   (3) See Notes to Financial Statements.

   (4) All securities in the Fund have been purchased from savings banks or savings and loan associations (the "Sellers"), each of which has committed to repurchase any security sold by it to the Fund upon the occurrence of certain events. Any repurchase is at a price not less than the original purchase price to the fund of the security plus interest accrued to the date of repurchase. Commitments are backed by collateral.

       There is no assurance as to the continuing ability of Issuers of the securities to meet their principal and interest requirements. Additionally, if a receiver or conservator is appointed for a seller, recent changes in Federal law may permit Federal banking regulators to refuse to honor the Seller's repurchase commitments and Holders could be left without the full protections afforded by the collateral. In that case, the liquidity of the Fund's portfolio could be impaired.

   (5) The Trustee will cause the Seller to purchase each security at its Put Price on the Disposition Date specified unless on or before this date it can be sold, in the opinion of the Sponsor, for a net amount in excess of its Put Price.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             NEW YORK PUT SERIES--1
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-     ) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     12681--7/00

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              NEW YORK PUT SERIES
                       CONTENTS OF REGISTRATION STATEMENT

  This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

  The facing sheet of Form S-6.

  The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                             NEW YORK PUT SERIES--1

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, NEW YORK PUT SERIES--1, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 12TH DAY OF JULY, 2000.

               SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)